PROPERTY, PLANT, AND EQUIPMENT	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]

NOTE 6: PROPERTY, PLANT, AND EQUIPMENT

Property, plant and equipment consisted of the following:

	September 30, 2012	December 31, 2011
Machinery and equipment	$86,465	$86,465
Less: Accumulated depreciation	(18,968)	(5,998)
Property, plant, and equipment, net	$67,497	$80,467

Depreciation expense for the nine months ended September 30, 2012 and 2011 was $12,970 and $3,920, respectively.

NOTE 6: PROPERTY, PLANT, AND EQUIPMENT

Property, plant and equipment consisted of the following:

	December 31, 2011	December 31, 2010
Machinery and equipment	$86,465	$—
Less: Accumulated depreciation	(5,998)	—
Property, plant, and equipment, net	$80,467	$—

Depreciation expense for the years ended December 31, 2011 and 2010 was $5,998 and $0 respectively.